Pacer Pacific Asset Floating Rate High Income ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

BANK LOANS - 51.9%	Par	Value
Communication Services - 1.3%
Altice France SA Senior Secured First Lien, 10.81% (3 mo. SOFR US + 5.50%), 08/15/2028(a)	$992,500	$904,624
Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien, 9.07% (3 mo. SOFR US + 3.50%), 08/21/2026(a)	1,225,233	1,213,091
		2,117,715

Communications - 1.4%
Charter Communications Operating LLC, Senior Secured First Lien, 7.08% (3 mo. SOFR US + 1.75%), 02/01/2027(a)	1,465,930	1,462,998
SBA Senior Finance II LLC First Lien, 7.34% (1 mo. Term SOFR + 2.00%), 01/19/2031(a)	955,238	954,641
		2,417,639

Consumer Discretionary - 13.5%
1011778 BC ULC, Senior Secured First Lien, 7.58% (1 mo. SOFR US + 2.25%), 09/20/2030(a)	1,312,192	1,307,272
AAdvantage Loyalty IP Ltd., Senior Secured First Lien, 10.33% (3 mo. SOFR US + 4.75%, 0.75% Floor), 04/20/2028(a)	850,000	872,253
Allied Universal Holdco LLC, Senior Secured First Lien, 9.18% (1 mo. SOFR US + 3.75%, 0.50%Floor), 05/12/2028(a)	1,979,798	1,958,564
Bombardier Recreational Products, Inc., Senior Secured First Lien, 7.43% (1 mo. SOFR US + 2.00%), 05/24/2027(a)	212,534	212,344
Carnival Corp., Senior Secured First Lien, 8.72% (1 mo. SOFR US + 3.25%, 075%Floor), 10/18/2028(a)	1,481,108	1,483,189
ClubCorp Holdings, Inc., Senior Secured First Lien, 10.61% (3 mo. SOFR US + 5.00%), 09/18/2026(a)	1,176,511	1,164,158
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 9.33% (1 mo. SOFR US + 4.00%, 0.50%Floor), 01/29/2029(a)	1,984,855	1,981,798
Great Outdoors Group LLC, Senior Secured First Lien, 9.22% (1 mo. SOFR US + 3.75%, 0.75%Floor), 03/06/2028(a)	1,274,726	1,273,636
IRB Holding Corp., Senior Secured First Lien, 8.21% (1 mo. SOFR US + 2.75%, 0.75%Floor), 12/15/2027(a)	1,741,770	1,740,194
MajorDrive Holdings IV LLC, Senior Secured First Lien, 9.61% (3 mo. SOFR US + 4.00%, 0.50%Floor), 06/01/2028(a)	1,492,347	1,486,519
Mileage Plus Holdings LLC, Senior Secured First Lien, 10.77% (3 mo. SOFR US + 5.25%, 1.00%Floor), 06/21/2027(a)	350,000	361,193
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 7.84% (1 mo. SOFR US + 2.50%), 08/25/2028(a)	1,214,940	1,217,759
SRS Distribution, Inc., Senior Secured First Lien, 8.95% (1 mo. SOFR US + 3.50%, 0.50%Floor), 06/02/2028(a)	1,968,588	1,960,793
United Airlines, Inc., Senior Secured First Lien, 9.20% (1 mo. SOFR US + 3.75%, 0.75%Floor), 04/21/2028(a)	1,492,327	1,497,110
Wand NewCo 3, Inc., 9.09% (1 mo. Term SOFR + 3.75%), 01/31/2031(a)(g)	2,000,000	2,003,440
Whatabrands LLC, Senior Secured First Lien, 8.45% (1 mo. SOFR US + 3.25%, 0.50%Floor), 08/03/2028(a)	1,989,899	1,988,098
		22,508,320

Consumer Staples - 1.8%
Naked Juice LLC, Senior Secured First Lien, 8.70% (3 mo. SOFR US + 3.25%, 0.50%Floor), 01/24/2029(a)	997,468	946,762
Sunshine Luxembourg VII Sarl, Senior Secured First Lien, 8.95% (3 mo. SOFR US + 3.50%, 0.75%Floor), 10/01/2026(a)	1,973,602	1,977,027
		2,923,789

Energy - 2.4%
CQP Holdco LP, Senior Secured First Lien, 8.35% (3 mo. SOFR US + 3.00%, 0.50%Floor), 12/31/2030(a)	2,167,120	2,167,250
Pilot Travel Centers LLC, Senior Secured First Lien, 7.43% (1 mo. SOFR US + 2.00%), 08/04/2028(a)	1,230,580	1,230,962
Traverse Midstream Partners LLC First Lien, 8.92% (3 mo. Term SOFR + 3.50%, 0.50%Floor), 02/16/2028(a)	647,518	649,541
		4,047,753

Financials - 6.9%
Acrisure LLC, Senior Secured First Lien, 9.15% (1 mo. LIBOR US + 3.50%), 02/16/2027(a)	992,268	989,713
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 7.34% (1 mo. SOFR US + 2.00%. 0.50%Floor), 06/22/2028(a)	2,170,373	2,172,358
Deerfield Dakota Holding LLC, Senior Secured First Lien, 9.10% (3 mo. SOFR US + 3.75%. 1.00%Floor), 04/09/2027(a)	1,472,244	1,448,504
GTCR W Merger Sub LLC, 3.75% (1 mo. Term SOFR + 3.00%), 09/21/2030(a)(g)	2,500,000	2,503,387
HUB International Ltd., 8.57% (3 mo. Term SOFR US + 3.25%, 0.75%Floor), 06/20/2030(a)	997,500	999,216
USI, Inc. Senior Secured First Lien, 8.35% (3 mo. SOFR US + 3.00%), 11/22/2029(a)	1,370,247	1,370,610
Wec US Holdings Ltd. First Lien, 8.09% (1 mo. Term SOFR + 2.75%), 01/20/2031(a)(g)	2,000,000	1,991,870
		11,475,658

Health Care - 5.6%
Bausch + Lomb Corp., Senior Secured First Lien, 9.33% (1 mo. SOFR US + 4.00%), 09/14/2028(a)	1,496,250	1,471,936
Gainwell Acquisition Corp., Senior Secured First Lien, 9.45% (3 mo. SOFR US + 4.00%, 0.75%Floor), 10/01/2027(a)	488,665	476,204
ICON Luxembourg Sarl, Senior Secured First Lien, 7.86% (3 mo. SOFR US + 2.25%, 0.50%Floor), 07/03/2028(a)	1,935,089	1,939,317
Medline Borrower LP, Senior Secured First Lien, 8.45% (1 mo. SOFR US + 3.00%, 0.50%Floor), 10/23/2028(a)	1,984,861	1,983,720
Phoenix Newco, Inc., Senior Secured First Lien, 8.70% (1 mo. SOFR US + 3.25%), 11/15/2028(a)	491,250	490,533
PRA Health Sciences, Inc., Senior Secured First Lien, 7.86% (3 mo. SOFR US + 2.25%, 0.50%Floor), 07/03/2028(a)	482,129	483,182
Star Parent, Inc., Senior Secured First Lien, 9.35% (3 mo. SOFR US + 4.00%), 09/27/2030(a)	2,500,000	2,445,312
		9,290,204

Industrials - 9.5%
Chart Industries, Inc., Senior Secured First Lien, 8.70% (1 mo. SOFR US + 3.25%, 0.50%Floor), 03/17/2030(a)	1,366,799	1,370,387
CoreLogic, Inc., Senior Secured First Lien, 8.95% (1 mo. SOFR US + 3.50%, 0.50%Floor), 06/02/2028(a)	1,994,911	1,932,151
Dun & Bradstreet Corp., Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 01/18/2029(a)	1,492,091	1,493,956
Emerald Debt Merger Sub LLC, Senior Secured First Lien, 8.31% (3 mo. SOFR US + 3.00%), 05/31/2030(a)	1,249,163	1,250,962
Genesee & Wyoming, Inc. First Lien, 7.45% (3 mo. Term SOFR + 2.00%), 12/30/2026(a)	984,655	984,802
GFL Environmental, Inc., Senior Secured First Lien, 7.91% (3 mo. SOFR US + 2.50%, 0.50%Floor), 05/31/2027(a)	1,559,762	1,562,695
Madison IAQ LLC, Senior Secured First Lien, 8.70% (1 mo. SOFR US + 3.25%, 0.50%Floor), 06/21/2028(a)	1,972,348	1,960,139
Roper Industrial Products Investment Co., Senior Secured First Lien, 9.35% (3 mo. SOFR US + 4.00%), 11/22/2029(a)	1,493,756	1,496,423
SPX FLOW, Inc., Senior Secured First Lien, 9.93% (1 mo. SOFR US + 4.50%, 0.50%Floor), 04/05/2029(a)	1,839,266	1,841,041
Titan Acquisition Ltd./Canada, Senior Secured First Lien, 8.45% (1 mo. SOFR US + 3.00%), 03/28/2025(a)	1,965,784	1,965,538
		15,858,094

Information Technology - 0.9%
UKG, Inc., Senior Secured First Lien, 8.68% (3 mo. SOFR US + 3.25%, 0.50%Floor), 05/04/2026(a)	1,484,848	1,487,165

Materials - 3.9%
Arch Resources, Inc., Senior Secured First Lien, 8.20% (1 Month LIBOR USD + 2.75%, 1.00% Floor), 03/07/2024(a)	73	72
Graham Packaging Co., Inc., Senior Secured First Lien, 8.45% (1 mo. SOFR US + 3.00%, 0.75%Floor), 08/04/2027(a)	961,759	961,529
Nouryon USA LLC, Senior Secured First Lien
9.47% (3 mo. SOFR US + 4.00%), 04/03/2028(a)	962,202	962,905
9.47% (3 mo. SOFR US + 4.00%), 04/03/2028(a)	249,765	249,947
Pregis TopCo LLC, Senior Secured First Lien, 9.08% (1 mo. SOFR US + 3.75%), 07/31/2026(a)	1,482,251	1,485,030
Proampac PG Borrower LLC, Senior Secured First Lien
9.80% (3 mo. SOFR US + 4.50%, 0.75%Floor), 09/15/2028(a)	978,798	982,165
9.87% (3 mo. SOFR US + 4.50%, 0.75%Floor), 09/15/2028(a)	482,874	484,535
Quikrete Holdings, Inc., Senior Secured First Lien, 8.07% (1 mo. SOFR US + 2.63%), 02/01/2027(a)	1,454,026	1,456,258
		6,582,441

Technology - 4.7%
AthenaHealth Group, Inc., Senior Secured First Lien, 8.58% (1 mo. SOFR US + 3.25%, 0.50%Floor), 02/15/2029(a)	1,322,827	1,307,118
Central Parent, Inc., Senior Secured First Lien, 9.35% (3 mo. SOFR US + 4.00%), 07/06/2029(a)	997,487	1,000,605
Epicor Software Corp., Senior Secured First Lien, 8.70% (1 mo. SOFR US + 3.25%. 0.75%Floor), 07/30/2027(a)	1,473,520	1,476,209
Peraton Corp., Senior Secured First Lien, 9.18% (1 mo. SOFR US + 3.75%, 0.75%Floor), 02/01/2028(a)	1,976,620	1,976,896
Polaris Newco LLC, Senior Secured First Lien, 9.57% (3 mo. SOFR US + 4.00%, 0.50%Floor), 06/02/2028(a)	1,228,015	1,200,385
Tempo Acquisition LLC, Senior Secured First Lien, 8.08% (1 mo. SOFR US + 2.75%, 0.50%Floor), 08/31/2028(a)	914,153	915,054
		7,876,267
TOTAL BANK LOANS (Cost $86,136,386)		86,585,045

ASSET BACKED SECURITIES - 36.1%
Aimco CDO
Series 2015-AA, Class ER2, 12.18% (3 mo. Term SOFR + 6.86%), 10/17/2034, (Acquired 7/11/2022, cost $893,200)(b)(c)(d)	1,000,000	981,737
Series 2019-10A, Class ER, 11.53% (3 mo. Term SOFR + 6.21%), 07/22/2032, (Acquired 7/7/2022, cost $903,663)(b)(c)(d)	1,000,000	980,200
Series 2021-15A, Class E, 11.53% (3 mo. Term SOFR + 6.21%), 10/17/2034, (Acquired 1/31/2022, cost $1,242,000)(b)(c)(d)	1,250,000	1,226,399
ALM Ltd. Series 2020-12A, Class DR2, 12.30% (3 mo. Term SOFR + 6.98%), 01/15/2036, (Acquired 4/19/2023, cost $1,008,934)(b)(c)(d)(e)	1,080,000	1,084,470
Benefit Street Partners CLO Ltd., Series 2022-28A, Class E, 12.91% (3 mo. Term SOFR + 7.59%), 10/20/2035, (Acquired 7/27/2023, cost $999,890)(b)(c)(d)(e)	1,000,000	1,012,654
Burnham Park CLO, Series 2016-1A, Class ER, 10.98% (3 mo. Term SOFR + 5.66%), 10/20/2029, (Acquired 4/6/2022, cost $985,957)(b)(c)(d)	1,000,000	977,577
CarVal CLO, Series 2019-2A, Class E, 12.02% (3 mo. Term SOFR + 6.70%), 07/20/2032, (Acquired 12/14/2021 - 2/7/2022, cost $984,680)(b)(c)(d)	1,000,000	972,433
CIFC Funding Ltd.
Series 2018-5A, Class D, 11.73% (3 mo. Term SOFR + 6.41%), 01/15/2032, (Acquired 4/5/2022, cost $982,500)(b)(c)(d)	1,000,000	1,002,196
Series 2019-1A, Class E, 12.41% (3 mo. Term SOFR + 7.09%), 04/20/2032, (Acquired 6/14/2022, cost $941,727)(b)(c)(d)	1,000,000	1,005,667
Series 2019-FAL, Class E, 12.99% (3 mo. Term SOFR + 7.67%), 01/20/2033, (Acquired 1/20/2022, cost $1,002,566)(b)(c)(d)	1,000,000	1,006,452
Clover CLO
Series 2018-1A, Class ER, 12.18% (3 mo. Term SOFR + 6.86%), 04/20/2032, (Acquired 7/6/2022, cost $911,715)(b)(c)(d)	1,000,000	994,625
Series 2021-2A, Class E, 12.08% (3 mo. Term SOFR + 6.76%), 07/20/2034, (Acquired 4/18/2023, cost $943,403)(b)(c)(d)(e)	1,000,000	999,507
Series 2021-3A, Class E, 12.05% (3 mo. Term SOFR + 6.72%), 01/25/2035, (Acquired 9/12/2023, cost $976,970)(b)(c)(d)(e)	1,000,000	999,476
Dryden Senior Loan Fund
Series 2017-50A, Class E, 11.84% (3 mo. Term SOFR + 6.52%), 07/15/2030, (Acquired 4/11/2022, cost $985,000)(b)(c)(d)	1,000,000	955,679
Series 2019-76A, Class A1R, 6.73% (3 mo. Term SOFR + 1.41%), 10/20/2034, (Acquired 7/21/2023, cost $988,750)(b)(c)(d)(e)	1,000,000	1,001,879
Eaton Vance Management, Series 2020-1A, Class ER, 11.83% (3 mo. Term SOFR + 6.51%), 10/15/2034, (Acquired 9/13/2023, cost $970,890)(b)(c)(d)(e)	1,000,000	971,597
Flatiron CLO Ltd., Series 2021-1A, Class E, 11.57% (3 mo. Term SOFR + 6.26%), 07/19/2034, (Acquired 1/25/2024, cost $1,001,789)(b)(c)(d)	1,000,000	993,831
GoldenTree Loan Management US CLO, Series 2017-1A, Class FR2, 13.08% (3 mo. Term SOFR + 7.76%), 04/20/2034, (Acquired 1/20/2022, cost $954,049)(b)(c)(d)	1,000,000	911,504
Goldentree Loan Opportunities Ltd.
Series 2017-2A, Class E, 10.28% (3 mo. Term SOFR + 4.96%), 11/28/2030, (Acquired 1/12/2024, cost $1,981,000)(b)(c)(d)	2,000,000	1,985,480
Series 2019-6A, Class ER, 12.02% (3 mo. Term SOFR + 6.70%), 04/20/2035, (Acquired 2/4/2022, cost $1,000,000)(b)(c)(d)	1,000,000	999,002
Series 2023-17A, Class E, 11.82% (3 mo. Term SOFR + 6.50%), 07/20/2036, (Acquired 7/21/2023, cost $975,500)(b)(c)(d)(e)	1,000,000	1,003,106
Harbor Park CLO Ltd., Series 2018-1A, Class E, 11.18% (3 mo. Term SOFR + 5.86%), 01/20/2031, (Acquired 2/2/2023, cost $941,107)(b)(c)(d)	1,000,000	967,427
Magnetite CLO Ltd.
Series 2020-28A, Class ER, 11.73% (3 mo. Term SOFR + 6.41%), 01/20/2035, (Acquired 7/19/2023 - 9/18/2023, cost $1,701,746)(b)(c)(d)(e)	1,750,000	1,744,167
Series 2021-30A, Class E, 11.79% (3 mo. Term SOFR + 6.46%), 10/25/2034, (Acquired 9/28/2023, cost $1,473,750)(b)(c)(d)	1,500,000	1,492,616
Series 2021-31A, Class E, 11.58% (3 mo. Term SOFR + 6.26%), 07/15/2034, (Acquired 12/17/2021, cost $493,750)(b)(c)(d)	500,000	493,610
Series 2023-37A, Class D, 9.43% (3 mo. Term SOFR + 4.00%), 10/20/2036, (Acquired 11/3/2023, cost $1,982,500)(b)(c)(d)(e)	2,000,000	1,984,736
Magnetite Xxix Ltd., Series 2021-29A, Class E, 11.33% (3 mo. Term SOFR + 6.01%), 01/15/2034, (Acquired 2/14/2023, cost $996,923)(b)(c)(d)(e)	1,050,000	1,045,674
Morgan Stanley Eaton Vance CLO Ltd., Series 2021-1A, Class A, 6.74% (3 mo. Term SOFR + 1.42%), 10/20/2034, (Acquired 9/29/2023, cost $1,983,000)(b)(c)(d)(e)	2,000,000	1,998,973
Neuberger Berman CLO Ltd.
Series 2017-26A, Class E, 11.46% (3 mo. Term SOFR + 6.16%), 10/18/2030, (Acquired 2/3/2023, cost $937,206)(b)(c)(d)(e)	1,000,000	990,001
Series 2019-35A, Class E, 12.57% (3 mo. Term SOFR + 7.26%), 01/19/2033, (Acquired 4/11/2022, cost $996,000)(b)(c)(d)	1,000,000	1,007,445
Series 2021-41A, Class E, 12.08% (3 mo. Term SOFR + 6.76%), 04/15/2034, (Acquired 12/14/2022, cost $916,351)(b)(c)(d)(e)	1,000,000	994,218
Series 2022-48A, Class E, 11.82% (3 mo. Term SOFR + 6.50%), 04/25/2036, (Acquired 3/30/2023, cost $1,395,262)(b)(c)(d)(e)	1,500,000	1,495,268
Niagara Park CLO, Series 2019-1A, Class AR, 6.58% (3 mo. Term SOFR + 1.26%), 07/17/2032, (Acquired 10/12/2023, cost $1,984,000)(b)(c)(d)(e)	2,000,000	2,001,661
Oak Hill Credit Partners, Series 2021-16A, Class E, 11.66% (3 mo. Term SOFR + 6.36%), 10/18/2034, (Acquired 9/28/2023, cost $981,250)(b)(c)(d)(e)	1,000,000	1,008,411
OCP CLO Ltd.
Series 2017-14A, Class D, 11.43% (3 mo. Term SOFR + 6.06%), 11/20/2030, (Acquired 1/25/2024, cost $996,250)(b)(c)(d)	1,000,000	982,368
Series 2018-15A, Class D, 11.43% (3 mo. Term SOFR + 6.11%), 07/20/2031, (Acquired 9/13/2023, cost $951,172)(b)(c)(d)	1,000,000	984,290
Series 2020-19A, Class ER, 12.08% (3 mo. Term SOFR + 6.76%), 10/20/2034, (Acquired 2/22/2022, cost $243,642)(b)(c)(d)	250,000	244,563
Series 2021-21A, Class E, 11.86% (3 mo. Term SOFR + 6.54%), 07/20/2034, (Acquired 1/30/2024, cost $992,090)(b)(c)(d)	1,000,000	991,092
Octagon Investment Partners Ltd., Series 2021-1A, Class A1, 6.70% (3 mo. Term SOFR + 1.38%), 07/15/2034, (Acquired 12/2/2022, cost $976,396)(b)(c)(d)	1,000,000	999,982
OHA Credit Funding, Series 2019-2A, Class ER, 11.94% (3 mo. Term SOFR + 6.62%), 04/21/2034, (Acquired 4/12/2022 - 7/18/2023, cost $793,819)(b)(c)(d)	810,000	813,287
OHA Loan Funding Ltd., Series 2016-1A, Class ER, 11.93% (3 mo. Term SOFR + 6.61%), 01/20/2033, (Acquired 11/30/2021, cost $499,500)(b)(c)(d)	500,000	502,787
Palmer Square CLO Ltd., Series 2018-2A, Class D, 11.18% (3 mo. Term SOFR + 5.86%), 07/16/2031, (Acquired 12/1/2021 - 4/18/2023, cost $954,068)(b)(c)(d)	1,000,000	993,605
Palmer Square Loan Funding Ltd., Series 2022-4A, Class D, 12.61% (3 mo. Term SOFR + 7.29%), 07/24/2031, (Acquired 7/7/2023, cost $996,250)(b)(c)(d)(e)	1,000,000	1,004,093
Parallel CLO Ltd., Series 2021-2A, Class D, 12.78% (3 mo. Term SOFR + 7.46%), 10/20/2034, (Acquired 2/2/2023, cost $929,655)(b)(c)(d)(e)	1,000,000	986,366
Point Au Roche Park CLO, Series 2021-1A, Class E, 11.68% (3 mo. Term SOFR + 6.36%), 07/20/2034, (Acquired 12/7/2021, cost $366,763)(b)(c)(d)	370,000	358,501
Rad CLO
Series 2019-4A, Class E, 12.34% (3 mo. Term SOFR + 7.01%), 04/25/2032, (Acquired 9/8/2023, cost $979,432)(b)(c)(d)(e)	1,000,000	998,215
Series 2021-12A, Class E, 11.93% (3 mo. Term SOFR + 6.61%), 10/30/2034, (Acquired 10/1/2021, cost $500,000)(b)(c)(d)	500,000	481,724
RR Ltd.
Series 2021-19A, Class D, 12.08% (3 mo. Term SOFR + 6.76%), 10/15/2035, (Acquired 4/12/2022 - 7/6/2022, cost $955,613)(b)(c)(d)	1,000,000	1,012,507
Series 2023-26A, Class A1, 7.09% (3 mo. Term SOFR + 1.78%), 04/15/2038, (Acquired 9/29/2023, cost $2,001,922)(b)(c)(d)(e)	2,000,000	2,013,937
Sixth Street CLO, Series 2021-19A, Class E, 11.48% (3 mo. Term SOFR + 6.16%), 07/20/2034, (Acquired 1/12/2022, cost $492,500)(b)(c)(d)	500,000	492,625
Symphony CLO Ltd.
Series 2020-22A, Class A1A, 6.85% (3 mo. Term SOFR + 1.55%), 04/18/2033, (Acquired 10/12/2023, cost $1,990,200)(b)(c)(d)(e)	2,000,000	2,006,357
Series 2020-24A, Class E, 12.58% (3 mo. Term SOFR + 7.26%), 01/23/2032, (Acquired 3/3/2022, cost $993,200)(b)(c)(d)	1,000,000	1,004,806
Series 2021-29A, Class E, 11.83% (3 mo. Term SOFR + 6.51%), 01/15/2034, (Acquired 9/14/2023, cost $1,451,038)(b)(c)(d)(e)	1,500,000	1,482,474
Series 2022-37A, Class DR, 10.26% (3 mo. Term SOFR + 4.90%), 01/20/2037, (Acquired 12/7/2023, cost $1,250,000)(b)(c)(d)(e)	1,250,000	1,254,969
Trimaran CAVU LLC, Series 2021-3A, Class E, 12.93% (3 mo. Term SOFR + 7.63%), 01/18/2035, (Acquired 9/19/2023 - 1/22/2024, cost $1,230,892)(b)(c)(d)(e)	1,275,000	1,274,300
TOTAL ASSET BACKED SEUCRITIES (Cost $58,961,427)		60,172,526

CORPORATE BONDS - 9.6%
Communication Services - 0.6%
DISH Network Corp., 11.75%, 11/15/2027, (Acquired 5/30/2023 - 6/5/2023, cost $1,012,951)(b)(c)	1,000,000	1,042,472

Communications - 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/2030, (Acquired 5/30/2023 - 6/5/2023, cost $441,842)(b)(c)	500,000	444,180

Consumer Discretionary - 3.2%
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/2030, (Acquired 5/30/2023 - 6/5/2023, cost $843,300)(b)(c)	1,000,000	894,218
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 07/15/2027, (Acquired 5/30/2023 - 6/5/2023, cost $952,751)(b)(c)	1,000,000	980,951
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026, (Acquired 5/30/2023 - 12/28/2023, cost $364,690)(b)(c)	375,000	371,567
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 05/01/2025, (Acquired 5/30/2023 - 6/5/2023, cost $500,829)(b)(c)	500,000	499,346
Ford Motor Credit Co. LLC, 5.11%, 05/03/2029	1,000,000	971,464
Las Vegas Sands Corp., 3.90%, 08/08/2029	1,000,000	923,015
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029, (Acquired 5/13/2021 - 10/10/2023, cost $891,362)(b)(c)	1,000,000	847,431
		5,487,992

Consumer Staples - 0.3%
US Foods, Inc., 4.63%, 06/01/2030, (Acquired 5/30/2023 - 6/5/2023, cost $467,400)(b)(c)	500,000	465,967

Energy - 1.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 06/15/2029, (Acquired 5/31/2023 - 6/5/2023, cost $946,709)(b)(c)	1,000,000	962,011
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 01/30/2028, (Acquired 5/30/2023 - 6/5/2023, cost $977,606)(b)(c)	1,000,000	998,298
Venture Global LNG, Inc., 8.13%, 06/01/2028, (Acquired 5/30/2023 - 6/5/2023, cost $1,000,000)(b)(c)	1,000,000	1,016,695
		2,977,004

Health Care - 0.3%
Medline Borrower LP, 3.88%, 04/01/2029, (Acquired 5/30/2023 - 6/5/2023, cost $428,697)(b)(c)	500,000	452,517

Industrials - 1.3%
Madison IAQ LLC, 4.13%, 06/30/2028, (Acquired 5/31/2023 - 6/5/2023, cost $249,285)(b)(c)	250,000	229,988
SPX FLOW, Inc., 8.75%, 04/01/2030, (Acquired 1/8/2024, cost $990,000)(b)(c)	1,000,000	985,681
TK Elevator Holdco GmbH, 7.63%, 07/15/2028, (Acquired 5/30/2023 - 6/5/2023, cost $907,790)(b)(c)	1,000,000	992,279
		2,207,948

Information Technology - 0.6%
UKG, Inc., 6.88%, 02/01/2031	1,000,000	1,012,500

Materials - 0.3%
Standard Industries, Inc., 4.75%, 01/15/2028, (Acquired 5/30/2023 - 6/5/2023, cost $471,662)(b)(c)	500,000	478,672

Real Estate - 0.3%
Howard Hughes Corp., 5.38%, 08/01/2028, (Acquired 5/30/2023 - 6/5/2023, cost $485,071)(b)(c)	500,000	479,531

Utilities - 0.6%
Calpine Corp., 5.13%, 03/15/2028, (Acquired 5/31/2023 - 6/5/2023, cost $948,203)(b)(c)	1,000,000	960,602
TOTAL CORPORATE BONDS (Cost $15,698,564)		16,009,385

EXCHANGE TRADED FUNDS - 0.7%	Shares
iShares iBoxx $ High Yield Corporate Bond ETF	8,065	624,876
SPDR Bloomberg High Yield Bond ETF	6,533	619,786
TOTAL EXCHANGE TRADED FUNDS (Cost $1,201,405)		1,244,662

CLOSED END FUNDS - 0.0%(f)
Eagle Point Credit Co., Inc.	1,905	19,164
TOTAL CLOSED END FUNDS (Cost $33,494)		19,164

TOTAL INVESTMENTS - 98.3% (Cost $162,031,276)		$164,030,782
Other Assets in Excess of Liabilities - 1.7%		2,828,929
TOTAL NET ASSETS - 100.0%		$166,859,711

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of January 31, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2024, the value of these securities total $73,274,932 or 44.0% of the Fund’s net assets.

(c)	Security considered restricted. The total market value of these securities was $73,274,932 which represented 44.0% of net assets as of January 31, 2024.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of January 31, 2024.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $31,356,509 or 18.8% of net assets as of January 31, 2024.

(f)	Represents less than 0.05% of net assets.
(g)	The loan will settle after January 31, 2024 at which time the interest rate will be determined

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Asset
Bank Loans	$ -	$ 86,585,045	$ -	$ -	$ 86,585,045
Asset Backed Securities	4,952,771	55,219,755	-	-	60,172,526
Corporate Bonds	-	16,009,385	-	-	16,009,385
Exchange Traded Funds	1,244,662	-	-	-	1,244,662
Closed End Funds	19,164	-	-	-	19,164
Total Investments in Securities	$ 6,216,597	$ 157,814,185	$ -	$ -	$ 164,030,782

Refer to the Schedule of Investments for industry classifications.